Shareholder Report, Average Annual Return (Details)	2 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended	16 Months Ended	33 Months Ended	60 Months Ended	65 Months Ended	120 Months Ended
	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025
NEOS Bitcoin High Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name							NEOS Bitcoin High Income ETF NAV
Average Annual Return, Percent				43.24%
NEOS Enhanced Income 1-3 Month T-Bill ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name							NEOS Enhanced Income 1-3 Month T-Bill ETF NAV
Average Annual Return, Percent							5.39%		5.59%
NEOS Enhanced Income 20+ Year Treasury Bond ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name							NEOS Enhanced Income 20+ Year Treasury Bond ETF NAV
Average Annual Return, Percent			(5.77%)
NEOS Enhanced Income Aggregate Bond ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name							NEOS Enhanced Income Aggregate Bond ETF NAV
Average Annual Return, Percent							5.85%		3.05%
NEOS Enhanced Income Credit Select ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name							NEOS Enhanced Income Credit Select ETF NAV
Average Annual Return, Percent					1.89%		5.27%			4.22%		4.11%
NEOS Nasdaq-100® Hedged Equity Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name							NEOS Nasdaq-100® Hedged Equity Income ETF NAV
Average Annual Return, Percent					8.84%		16.48%			7.65%	8.74%
NEOS Nasdaq 100® High Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name							NEOS Nasdaq 100® High Income ETF NAV
Average Annual Return, Percent							15.18%	15.92%
NEOS Real Estate High Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name							NEOS Real Estate High Income ETF NAV
Average Annual Return, Percent		4.66%
NEOS Russell 2000 High Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name							NEOS Russell 2000 High Income ETF NAV
Average Annual Return, Percent						2.04%
NEOS S&P 500® Hedged Equity Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name							NEOS S&P 500® Hedged Equity Income ETF NAV
Average Annual Return, Percent	3.15%
NEOS S&P 500® High Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name							NEOS S&P 500® High Income ETF NAV
Average Annual Return, Percent							12.01%		12.37%
S&P 500 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name							S&P 500® Total Return Index
Average Annual Return, Percent				2.02%
CME CF BTC-USD Reference Rate 4PM NY [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name							CME CF BTC-USD Reference Rate 4PM NY
Average Annual Return, Percent				54.49%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent							5.46%		2.24%
Bloomberg U.S. Treasury Bills: 1-3 Months Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Treasury Bills: 1-3 Months Index
Average Annual Return, Percent							4.83%		4.86%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			0.69%
ICE US Treasury 20+ Year Bond Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name							ICE US Treasury 20+ Year Bond Total Return Index
Average Annual Return, Percent			(5.60%)
Bloomberg US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Bloomberg US Aggregate Bond Index
Average Annual Return, Percent							5.46%		2.24%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent					0.64%		5.46%			(0.90%)		1.49%
Bloomberg U.S. Corporate High Yield Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Corporate High Yield Index
Average Annual Return, Percent					4.52%		9.32%			5.79%		5.03%
NASDAQ Composite Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name							NASDAQ Composite Total Return Index
Average Annual Return, Percent					8.47%		15.02%			15.91%	15.99%
NASDAQ 100 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name							NASDAQ 100® Total Return Index
Average Annual Return, Percent					9.65%		16.02%			18.37%	19.01%
NASDAQ Composite Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name							NASDAQ Composite Total Return Index
Average Annual Return, Percent							15.02%	17.11%
NASDAQ 100 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name							NASDAQ 100® Total Return Index
Average Annual Return, Percent							16.02%	16.47%
S&P 500® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name							S&P 500® Index
Average Annual Return, Percent		1.69%
Dow Jones U.S. Real Estate Capped Index (USD) TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Dow Jones U.S. Real Estate Capped Index (USD) TR
Average Annual Return, Percent		3.97%
S&P 500® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name							S&P 500® Index
Average Annual Return, Percent						9.86%
Russell 2000 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell 2000 Total Return Index
Average Annual Return, Percent						3.04%
S&P 500 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name							S&P 500® Total Return Index
Average Annual Return, Percent	4.47%
S&P 500 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name							S&P 500® Total Return Index
Average Annual Return, Percent							13.52%		16.69%